Organization and nature of operations - Company's principal subsidiaries and consolidated VIEs (Details)	12 Months Ended
Dec. 31, 2023
Smart Share International Limited
Organization and nature of operations
Date of incorporation	Aug. 15, 2017
Equity economic interest held	100.00%
Principal activities	Investment holding
Zhixiang Technology (Shanghai) Co., Ltd. ("Zhixiang WFOE")
Organization and nature of operations
Date of incorporation	Jun. 23, 2017
Equity economic interest held	100.00%
Principal activities	Mobile device charging business
Zhixiang Investment Co., Ltd. ("Zhixiang Investment WFOE")
Organization and nature of operations
Date of incorporation	Feb. 26, 2021
Equity economic interest held	100.00%
Principal activities	Investment holding
Zhitong (Xinyi) Technology Co., Ltd. ("Zhitong")
Organization and nature of operations
Date of incorporation	Mar. 22, 2021
Equity economic interest held	100.00%
Principal activities	Mobile device charging business
Zhilang Technology (Tianjin) Co., Ltd.
Organization and nature of operations
Date of incorporation	Apr. 01, 2021
Equity economic interest held	100.00%
Principal activities	Mobile device charging business
Zhisheng Technology (Tianjin) Co., Ltd.
Organization and nature of operations
Date of incorporation	Jun. 28, 2021
Equity economic interest held	100.00%
Principal activities	Research and development function
Shanghai Zhixiang Technology Co., Ltd. ("Shanghai Zhixiang")
Organization and nature of operations
Date of incorporation	Apr. 28, 2017
Equity economic interest held	100.00%
Principal activities	Research and development function